UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in its charter)

51 JKK Parkway Short Hills, NJ 07078

(Address of principal executive offices) (Zip code)

CITCO MUTUAL FUND SERVICES, INC. 83 General Warren Boulevard, Suite 200 Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-866-202-2263

Date of fiscal year end:        11/30/2005

Date of reporting period:      7/1/2004 - 06/30/2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve -month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

The Fairholme Fund Proxy Voting Report

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Matter Voted On	Who Proposed theIssue (Issuer / Security Holder)	Was a Vote Cast	How was the Vote Cast For/Against)	For or Against Management

Capital Southwest Corp.	CSWC	140501107	7/19/2004	1) Directors recommend: A vote for the following	Issuer	Yes	For	For
nominees: 01-Graeme W. Henderson, 02- Samuel
B. Ligon, 03- Gary L. Martin, 04- William R. Thomas,
05- John H. Wilson.
				2) Proposal to ratify the appointment by our audit	Issuer	Yes	For	For
committee of Ernst & Young LLP as our independent
auditors.

Rinker Group Ltd.	RIN	Q8142Y109	7/20/2004	1) Receive and approve the financial report and the	Issuer	Yes	For	For
reports of the Directors and the Auditors for the FYE
31 March 2004.
				2) Receive the remuneration report for the YE	Issuer	Yes	For	For
31 March 2004.
				3a) Re-elect Mr. John Morschel as a Director in	Issuer	Yes	For	For
accordance with Clause 56 of the Company's
Constitution.
				3b) Re-elect Mr. John Ingram as a Director in	Issuer	Yes	For	For
accordance with Clause 54 of the Company's
Constitution.
				4) Approve that, with effect from the FY commencing	Issuer	Yes	For	For
on 01 April 2004, the aggregate maximum sum
available for remuneration of non-executive Directors
is increased by AUD 400,000 per year to AUD
1,250,000 per year.

Plains Resources Inc.	PLX	726540503	7/22/2004	1) Proposal to approve and adopt the agreement and	Issuer	Yes	Against	Against
plan of merger, dated as of February 19, 2004, by
and among Vulcan Energy Corporation, and Plains
Resources Inc., and the merger of the Vulcan merger
subsidiary with and into Plains Resources, Inc., as
more fully described in the proxy statement.
				2) To grant the proxyholders the authority to vote in	Issuer	Yes	Against	Against
their discretion with respect to the approval of any
proposal to postpone or adjourn the special meeting
to a later date to solicit additional proxies in favor of
the approval and adoption of the agreement and plan
of merger.

Homefed Corporation	HOFD	43739D307	8/24/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Patrick D. Bienvenue,
02- Paul J. Borden, 03- Timothy M. Considine,
04- Ian M. Cumming, 05- Michael A. Lobatz,
06- Joseph S. Steinberg.
				2) Ratification of the selection of	Issuer	Yes	For	For
Pricewaterhousecoopers LLP as independent
auditors of the company for 2004.
				3) Amendment to the company's 1999 stock incentive	Issuer	Yes	For	For
plan to increase the number of shares of our
common stock available for issuance under the plan
by 300,000 shares.

Penn West Petroleum Ltd.	PWPIF	707886602	8/20/2004	1) The resolution fixing the number of directors to be	Issuer	Yes	For	For
elected at the meeting at 6 members.
				2) The election as directors for the ensuing year of	Issuer	Yes	For	For
the 6 nominees proposed by management in our
information circular-proxy statement dated
July 27, 2004.
				3) The appointment of KPMG LLP, chartered	Issuer	Yes	For	For
accountants, a Canadian based Limited Liability
Partnership, as auditors and to authorize the
directors to fix their remuneration as such.
				4) The resolution amending our stock option plan by	Issuer	Yes	Against	Against
increasing the number of common shares issuable
under the stock option plan as set out in our
information circular-proxy statement dated
July 27, 2004.
				5) The shareholder proposal instructing the Board	Security Holder	Yes	Against	For
of Directors of Penn West to examine and report on
the merits of conversion of Penn West into an
Income/Royalty Trust as set out in our information
circular-proxy statement dated July 27, 2004.

White Mountains Insurance Group Ltd.	WTM	G9618E107	10/21/2004	1) Directors recommend: A vote for election of the	Issuer	Yes	For	For
following nominees: 01-Bruce R. Berkowitz*,
02-Steven E. Fass*, 03-Edith E. Holiday*,
04-Lowndes A. Smith*, 05-Joseph S. Steinberg*,
06-Steven E. Fass**, 07-Laks EK**,
08-Gert Lindberg**, 09-Goran Thorstensson**,
10-Steven E. Fass***, 11-Anders Henriksson***,
12-Mark Kaplen***, 13-Michael E. Maloney***,
14-Goran Thorstensson***, 15-Michael Tyburski***,
16-Raymond Barrette****, 17-Steven E. Fass****.
				2) Appointment of independent registered public	Issuer	Yes	For	For
accounting firm.

*Note*
*Company Director
**Director of Sirius International Insurance
***Director of Fund American/Scandinavian Re
****Director of any new Non-US Subsidiary

Ethan Allen Interiors Inc.	ETH	297602104	11/16/2004	1) Directors recommend: a vote for election for the	Issuer	Yes	For	For
following nominees: 01-Clinton A. Clark,
02-Kristin Gamble, 03-Edward H. Meyer,
04-Richard A. Sandberg.

Arch Wireless, Inc.	AWIN	39392709	11/8/2004	1) Proposal to approve and adopt the agreement and	Issuer	Yes	For	For
plan of merger, dated as of March 29, 2004 as
amended, by and among USA Mobility, Inc.,
Wizards Acquiring Sub, Inc., Metrocall Holdings, Inc.,
Patriots Acquiring Sub, Inc. and Arch Wireless Inc.
Pursuant to which Metrocall and Arch wiil each
become a wholly owned subsidiary of USA Mobility,
Inc.

Daily Journal Corporation	DJCO	233912104	2/2/2005	1) Directors recommend: A vote for election of the	Issuer	Yes	For	For
following nominees: 01-Charles T. Munger,
02- J.P. Guerin, 03- Gerald Salzman,
04- Donald W. Killian, Jr., 05-George C. Good.
				2) Ratification of appointment of Ernst & Young LLP		Yes	For	For
as independent accountants for current fiscal year.

Gladstone Capital Corporation	GLAD	376535100	2/9/2005	1) Directors recommend: A vote for election of the	Issuer	Yes	For	For
following nominees: 01- Michelal English, 02- Anthony
W. Parker, 03- George Stelljes III.
				2) To approve an amendment to the company's	Issuer	Yes	Against	Against
amended and restated 2001 equity incentive plan to
increase the aggregate number of shares of capital
stock authorized for insurance under such plan by
250,000 shares and to grant the board of directors
the authority to reduce the exercise price for each
outstanding option, as more fully described in the
proxy statement.

Health Management Associates Inc.	HMA	421933102	2/15/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01- William J. Shoen, 02- Joseph
Vumbacco, 03- Kent P. Dauten, 04- Donald E.
Kiernan, 05- Robert A. Knox, 06- William E.
Mayberry, MD, 07- William C. Steere, Jr., 08- R.W.
Westerfield, PH.D.
				2) To limit the number of options that may be granted	Labor Union	Yes	Against	For
to any individual without stockholder approval.
				3) To adopt a policy to limit the amount that the	Labor Union	Yes	Against	For
Company may charge uninsured patients for heath
care services.

SBC Communications	SBC	78387G103	4/29/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominess: 01-Gilbert F. Amelio, 02-August
A. Busch III, 03- Martin K. Eby Jr., 04-James A.
Henderson, 05- Charles F. Knight, 06-Lynn M. Martin,
07-John B. McCoy, 08-Mary S. Metz, 09-Toni Rembe,
10-S. Donley Ritchey, 11-Joyce M. Roche, 12-Laura
D'Andrea Tyson, 13-Patricia P. Upton, 14-Edward
E. Whitacre, Jr.
				2) Approval of Appointment of Independent Auditors.	Issuer	Yes	For	For
				3) Approval of Stock Purchase and Deferral Plan.	Issuer	Yes	For	For
				4) Stockholder Proposal A.	Stockholder	Yes	Against	For
				5) Stockholder Proposal B.	Stockholder	Yes	Against	For
				6) Stockholder Proposal C.	Stockholder	Yes	Against	For
				7) Stockholder Proposal D.	Stockholder	Yes	For	Against

Duke Energy Corporation	DUK	264399106	5/12/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Roger Agnelli, 02-Alex
Bernhardt, Sr. 03- Dennis R. Hendrix, 04- A. Max
Lennon.
				2) Approval of ammendments to Duke Energy's	Issuer	Yes	For	For
restated articles of incorporation to eliminate
classification of Duke Energy's Board of Directors.
				3) Ratification of Deloitte & Touche LLP as Duke	Issuer	Yes	For	For
Energy's independent auditors for 2005.

Berkshire Hathaway Inc.	BRKA	084670108	4/30/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Warren E. Buffett, 02-Charles
T. Munger, 03-Howard G. Buffett, 04-Malcolm G.
Chace, 05-William H. Gates, 06-David S. Gottesman,
07-Charlotte Guyman, 08-Donald R. Keough,
09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter
Scott, Jr.
				2) Proposed amendment of the corporation's restated	Issuer	Yes	For	For
certificate of incorporation that would add to the
voting rights of holders of Class B Commons Stock in
certain situations.
				3) Proposed amendment of the corporation's	Issuer	Yes	For	For
restated certificate of incorporation that would
clarify the rights of holders of Class B Common Stock
in a stock split or stock dividend.

Berkshire Hathaway Inc.	BRKB	084670207	4/30/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Warren E. Buffett, 02-Charles
T. Munger, 03-Howard G. Buffett, 04-Malcolm G.
Chace, 05-William H. Gates, 06-David S. Gottesman,
07-Charlotte Guyman, 08-Donald R. Keough,
09-Thomas S. Murphy, 10-Ronald L. Olson, 11-Walter
Scott, Jr.
				2) Proposed amendment of the corporation's restated	Issuer	Yes	For	For
certificate of incorporation that would add to the
voting rights of holders of Class B Commons Stock in
certain situations.
				3) Proposed amendment of the corporation's	Issuer	Yes	For	For
restated certificate of incorporation that would
clarify the rights of holders of Class B Common Stock
in a stock split or stock dividend.

Canadian Natural Resources	CNQ	136385101	5/5/2005	1) The election as directors of the corporation for the	Issuer	Yes	For	For
ensuing year, of these nominees proposed by
management described in the information circular
namely: Catherine M. Best, N. Murray Edwards,
Ambassador Gordon D. Giffin, James S. Palmer, C.M.,
A.O.E, Q.C., Eldon R. Smith, Md. And David A. Tuer.
				2) The appointment of Pricewaterhousecoopers LLP,	Issuer	Yes	For	For
chartered accountants, Calgary, Alberta, as auditors
of the corporation for the ensuing year and the
authorization of the Audit Committee of the Board
of Directors of the corporation to fix their
remuneration.
				3) A special resolution authorizing the corporation to	Issuer	Yes	For	For
amend its articles to subdivide the issued and
outstanding common shares of the corporation
on a two-for-one basis as set forth in the
accompanying information circular.

Mercury General Corporation	MCY	589400100	05/11/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-George Joseph, 02-Charles
E. McClung, 03-Donald R. Spuehler, 04-Richard F.
Grayson, 05-Donald P. Newell, 06-Bruce A. Bunner,
07-Nathan Bessin, 08-Michael D. Curtis, 09-Gabriel
Tirador.
				2) To approve the Mercury General Corporation 2005	Issuer	Yes	For	For
Equity incentive award plan.

USA Mobility Inc.	USMO	90341G103	5/18/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-David Abrams, 02-James
V. Continenza, 03-Nicholas A. Gallopo, 04-Vincent
D. Kelly, 05-Brian O'Reilly, 06-Matthew Oristano,
07-William E. Redmond, Jr., 08-Samme L. Thompson,
09-Royce Yudcoff.

White Mountains Insurance Group, Ltd.	WTM	G9618E107	5/19/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-John J. Byrne, 02-George
Gillespie III, 03-John D. Gillespie, 04-Frank A. Olson,
05-Steven E. Fass, 06-Gert Lindberg, 07-Michael E.
Maloney, 08-Jan Silverudd, 09-Goran Thorstensson,
10-Michael E. Tyburski, 11-Steven E. Fass, 12-John
D. Liberator, 13-Goran Thorstensson, 14-Steven E.
Fass, 15-Anders Henriksson, 16-Mark Kaplen,
17-Michael E. Maloney, 18-Goran Thorstensson,
19-Michael E. Tyburski, 20- Raymond Barrette,
21-Steven E. Fass.
				2) Approval of the ammendments to the long-term	Issuer	Yes	For	For
incentive plan and approval of performance criteria.
				3) Approval of the appointment of independent	Issuer	Yes	For	For
registered public accounting firm.

MCI Inc.	MCIP	552691107	5/16/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	Against	Against
following nominees: 01-N. Katzenbach,
02-D. Beresford, 03-M. Capellas, 04-W. Gregory,
05-J. Haberkorn, 06-L. Harris, 07-E. Holder,
08-M. Neporent, 09-C. Rogers, Jr.
				2) Ratification of the appointment of KPMG as	Issuer	Yes	For	For
independent auditors for 2005.

Leucadia National Corp.	LUK	527288104	5/17/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Ian Cumming, 02-Paul M.
Dougan, 03-Lawrence D. Glaubinger, 04-Alan J.
Hirschfield, 05-James E. Jordan, 06-Jefferey C. Keil,
07-Jesse Clyde Nichols, 08-Joseph S. Steinberg.
				2) Approval of the ammendment to the company's	Issuer	Yes	For	For
certificate of incorporation increasing the number
of the company's common shares authorized for
issuance to 300,0000,000.
				3) Approval of the ammendment to the company's	Issuer	Yes	For	For
2003 Senior Executive Annual Incentive Bonus Plan
extending the plan through fiscal year 2014.
				4) Ratification of the selection of	Issuer	Yes	For	For
Pricewaterhousecoopers LLP as independent
accountants of the company for 2005.

Penn West Petroleum Ltd.	PWPIF	707886602	5/27/2005	1) Approving an arrangement involving Penn West,	Issuer	Yes	For	For
Penn West Energy Trust, Penn West Aquistion Co.
Inc., and Penn West securityholders under Section
193 of the Business Corporations Act (Alberta), all
as more particularly set forth and described in the
information circular.
				2) To approve a trust unit rights incentive plan for	Issuer	Yes	For	For
Penn West Energy Trust and the grant of rights
thereunder, all as more particularly described in the
information circular.
				3) To approve an employee trust unit savings plan.	Issuer	Yes	For	For
4) The election of (5) directors of Penn West as
specified in the information circular.
				5) The appointment of KPMG LLP, chartered	Issuer	Yes	For	For
accountants, as auditors of Penn West for the
ensuing year.

AT&T Corp.	T	001957505	6/30/2005	Directors recommend: a vote for the following	Issuer	Yes	For	For
nominees: 01-W.F. Aldinger, 02-K.T. Derr, 03- D.W.
Dorman, 04-M.K. Eickhoff-Smith, 05-H.L. Henkel, 06-
F. C. Herringer, 07-J.C. Madonna, 08-D.F. McHenry,
09-T.L. White.
				1) Adopt the merger agreement among SBC, AT&T	Issuer	Yes	For	For
and merger sub.
				1a) Adjournment to permit further solicitation of	Issuer	Yes	For	For
proxies in favor of item 2.
				3) Ratification of auditors.	Issuer	Yes	For	For
				4) No future stock options.	Issuer	Yes	For	Against
				5) Link restricted stock unit vestion to performance.	Issuer	Yes	For	Against
				6) Executive compensation.	Issuer	Yes	For	Against
				7) Poison Pill.	Issuer	Yes	For	Against
				8) Shareholder approval of future serps.	Issuer	Yes	Against	For
				9) Shareholder ratification of severance	Issuer	Yes	Against	For
agreements.

Homefed Corporation	HOFD	43739D307	7/12/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Patrick D. Bienvenue, 02-
Paul J. Borden, 03- Timothy M. Considine, 04-Ian M.
Cumming, 05-Michael A. Lobatz, 06-Joseph S.
Steinberg.
				2) Ratification of the selection of	Issuer	Yes	For	For
Pricewaterhousecoopers LLP as independent
auditors of the company for 2005.

American International Group, Inc.	AIG	026874107	8/11/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01- M. Aidinoff, 02- P. Chia,
03- M. Cohen, 04- W. Cohen, 05- M. Feldstein,
06- E. Futter, 07- S. Hammerman, 08- C. Hills,
09- R. Holbrooke, 10- D. Kanak, 11- G. Miles,
12- M. Offit, 13-M. Sullivan, 14- E.Tse, 15-F. Zarb
				2) Ratification of independent accountants.	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2005
Fairholme Funds Inc.

	By:	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz
President

  Print the name and title of each signing officer under his or her signature.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2005
Fairholme Funds Inc.

	By:	/s/ Keith D. Trauner
Keith D. Trauner
Treasurer

  Print the name and title of each signing officer under his or her signature.